Commitments to Acquire/Dispose of Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project
Sales price-Rental Properties	$ 378,650
Properties Acquired-Total	2
Rental Units Acquired - Total	683
Properties Disposed - Total	15
Rental Units Disposed-Total	4,152
Commitments to Acquire Real Estate
Purchase Price - Total	$ 125,250